Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	May 23, 2014
Document Effective Date	May 23, 2014
Prospectus Date	May 23, 2014
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:
Trading Symbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:
Trading Symbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:
Trading Symbol	DDBIX
Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Risk/Return:
Trading Symbol	DDBYX